FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Liabilities and Fair Value Through Profit or Loss - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
The Group
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Liabilities and Fair Value Through Profit or Loss [Line Items]
Liabilities designated at fair value through profit or loss: debt securities in issue	£ 6,828	£ 7,531
Other deposits	2	98
Short positions in securities	1	73
Financial liabilities at fair value through profit or loss that meet definition of held for trading	3	171
Total financial liabilities at fair value through profit or loss	6,831	7,702
The Bank
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Liabilities and Fair Value Through Profit or Loss [Line Items]
Liabilities designated at fair value through profit or loss: debt securities in issue	7,905	7,484
Other deposits	2	140
Short positions in securities	0	73
Financial liabilities at fair value through profit or loss that meet definition of held for trading	2	213
Total financial liabilities at fair value through profit or loss	£ 7,907	£ 7,697